Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the Three months ended June 30,		For the Six months ended June 30,
	2025	2024	2025	2024
Income / (Loss) attributable to common equity holders	(1,868)	3,279	(3,350)	2,980
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301	20,582,301
Net income/(loss) per common share - basic and diluted	$(0.09)	$0.16	$(0.16)	$0.14